LEASES	12 Months Ended
Sep. 30, 2024
Leases
LEASES

6. LEASES

(a) Finance leases

The Company has entered into finance lease for a printer with principal amount of approximately US$205,523 and the agreement was terminated in March 2024. The Company entered into a new finance lease for a printer with principal amount of approximately US$172,170 on April 14, 2024.

(b) Operating leases

The Company leases office, warehouse and car park spaces for varying periods in Hong Kong. As the majority of the leases do not provide an implicit rate, the Company used an incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments.

The Company’s lease agreements do not contain any material guarantees or restrictive covenants. The Company does not have any sublease activities. Short-term leases, defined as leases with initial term of 12 months or less, are not reflected on the Consolidated Balance Sheets.

Renewal of lease agreement

On May 2, 2023, the Company entered into a 2-year lease agreement for lease extension commencing on July 1, 2023. The lease extension is for the car parking space where the Company is currently located in Kwun Tong, Hong Kong. The term of the new lease expires on June 30, 2025 and requires monthly lease payments of approximately $1,308.

On July 24, 2023, the Company entered into a 21 months lease agreement for lease extension commencing on October 1, 2023. The lease extension is for the car parking space where the Company is currently located in Kwun Tong, Hong Kong. The term of the new lease expires on June 30, 2025 and requires monthly lease payments of approximately $436.

In 2023, the Company entered into a 2-year lease agreement for lease extension commencing on September 30, 2025. The lease extension is for the car parking space where the Company is currently located in Kwun Tong, Hong Kong. The term of the new lease expires on September 30, 2025 and requires monthly lease payments of approximately $474.

On September 5, 2024, the Company entered into a 3-year lease agreement for lease extension commencing on September 1, 2024. The lease extension is for the office where the Company is currently located in Kwun Tong, Hong Kong. The term of the new lease expires on August 31, 2027 and requires monthly lease payments of approximately $18,040.

On September 1, 2024, the Company entered into a 3-year lease agreement for lease commencing on September 1, 2024. The lease is for the car parking space where the Company is currently located in Kwun Tong, Hong Kong. The term of the lease expires on August 31, 2027 and requires monthly lease payments of approximately $3,400.

The components of lease expenses are as follows:

	For the year ended September 30,
	2022	2023	2024
	US$	US$	US$
Operating lease expense	1,218,366	1,218,482	1,219,454
Finance lease expense:
Amortization of right-of-use assets	41,104	41,112	38,116
Interest of lease liabilities	8,685	6,721	7,536
Total finance lease expense	49,789	47,833	45,652

The components of finance lease are as follows:

	For the year ended September 30,
	2022	2023	2024
	US$	US$	US$
Finance lease
Right-of-use assets, costs	205,523	205,523	172,170
Accumulated amortization	(65,082)	(106,194)	(17,217)
Right-of-use assets, net	140,441	99,329	154,953

The components of operating lease are as follows:

	For the year ended September 30,
	2022	2023	2024
	US$	US$	US$
Operating lease
Right-of-use assets, costs	4,707,764	4,757,334	5,360,768
Accumulated amortization	(2,076,641)	(3,185,650)	(4,351,509)
Right-of-use assets, net	2,631,123	1,571,684	1,009,259

Other information about the Company’s leases is as follows:

	As of September 30,
	2022	2023	2024
	US$	US$	US$
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used in operating leases	1,225,668	1,221,116	1,222,565
Operating cash flows used in finance leases	8,685	6,721	7,526
Financing cash flows used in finance leases	36,477	40,235	33,002
Right-of-use assets obtained in exchange for new operating lease liabilities	2,729,907	49,442	603,434
Right-of-use assets obtained in exchange for new finance lease liabilities	-	-	172,170
Weighted-average remaining lease term - operating	2.33 years	1.37 years	1.87 years
Weighted-average remaining lease term-finance	3.42 years	2.42 years	4.5 years
Weighted average discount rate – operating	5.13%	5.13%	5.5%
Weighted average discount rate-finance	5.13%	5.13%	5.88%

The following is a maturity analysis of the annual undiscounted cash flows for lease liabilities as of September 30, 2024:

	Operating leases	Finance leases	Total
	US$	US$	US$

Year ending September 30,
2025	625,719	39,831	665,550
2026	216,480	39,831	256,311
2027	198,440	39,831	238,271
2028	-	39,831	39,831
2029	-	19,914	19,914
Total undiscounted lease payments	1,040,639	179,238	1,219,877
Less: imputed interest	(51,658)	(18,786)	(70,444)
Lease liabilities recognized in the Consolidated Balance Sheet	988,981	160,452	1,149,433
Less: lease liabilities – current portion	(594,589)	(34,731)	(629,320)
Lease liabilities – non-current portion	394,392	125,721	520,113